Intangible Assets, Net	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of September 30, 2023 and December 31, 2022, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 26,131,135 and Ps. 30,024,934, respectively.
A.    Wells unassigned to a reserve

	As of September 30,
	2023		2022
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	28,388,655	18,639,136
Additions to construction in progress	27,700,872		22,076,678
Transfers against expenses	(19,053,508)		(6,004,297)
Transfers against fixed assets	(12,426,889)		(8,128,832)
Balance at the end of the period	Ps.	24,609,130	26,582,685
As of September 30, 2023 and 2022, PEMEX recognized expenses related to unsuccessful wells of Ps. 28,509,875 and Ps. 12,929,890, respectively, directly in its statement of comprehensive income (loss).

B.    Other intangible assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	As of September 30,
	2023		2022

Balance at the beginning of the year	Ps.	1,636,279	1,377,010
Additions	559,677		3,840,613
Effects of foreign exchange	(295,299)		(80,705)
Amortization	(378,652)		(253,119)
Balance at the end of the period	Ps.	1,522,005	4,883,799